PIMCO California Short Duration Municipal Income Fund Expense Example - PIMCO California Short Duration Municipal Income Fund	Mar. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	$ 1,111